Leases (Details) - Schedule of maturities of lease liabilities - Jun. 30, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	¥ 14,903	$ 2,308
2023	13,124	2,033
2024	4,748	735
2025	66	10
Thereafter
Total remaining undiscounted lease payments	32,841	5,086
Less: Interest	1,826	283
Total present value of lease liabilities	31,015	4,803
Less: Current operating lease liabilities	13,705	2,122
Non-current operating lease liabilities	¥ 17,310	$ 2,681